Interests in associates, joint ventures and other investments - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of principal associates and joint ventures [line items]
Carrying value (including goodwill and other intangibles) of equity interests	£ 1,065.2	£ 1,069.4	£ 758.6
GIIR Inc [member]
Disclosure of principal associates and joint ventures [line items]
Market value of equity interests	35.4	26.9
Carrying value (including goodwill and other intangibles) of equity interests	41.6	37.9
Globant S.A. [member]
Disclosure of principal associates and joint ventures [line items]
Market value of equity interests	229.7	180.7
Carrying value (including goodwill and other intangibles) of equity interests	76.4	78.5
High Co SA [member]
Disclosure of principal associates and joint ventures [line items]
Market value of equity interests	33.3	21.0
Carrying value (including goodwill and other intangibles) of equity interests	34.5	31.4
Associates and Other Investments [member]
Disclosure of principal associates and joint ventures [line items]
Capital commitments contracted	£ 54.2	£ 89.2